Leases (Details) - Schedule of total lease costs - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Finance lease cost
Amortization of right-of-use assets	$ 91	$ 273
Interest on lease liabilities	169	520
Total finance lease cost	260	793
Operating lease cost	434	1,966
Variable lease cost	24	425
Total lease cost	$ 718	$ 3,184